SHORT-TERM INVESTMENTS - Scheduled Maturities of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost
Due within one year	$ 20,541
Due after one year through five years	17,340
Amortized cost	37,881	$ 923,118
Estimated fair value
Due within one year	20,572
Due after one year through five years	17,438
Estimated fair value	$ 38,010	$ 919,316